Employee benefit plans (FY) (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) plan	Dec. 31, 2019 USD ($)
Retirement Benefits [Abstract]
Number of qualified defined contribution 401(k) plans | plan	2
Contributions expense | $	$ 200,000	$ 100,000